Fair Value Measurements (Schedule Of Accumulated Other Comprehensive Loss - Interest Rate Swaps) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Balance at beginning of year	$ 48,180	$ 100,292
Other comprehensive income	48,180	52,112
Balance at end of year	$ 0	$ 48,180